COMMITMENTS (Details) $ in Millions	Dec. 31, 2022 CAD ($)
2023
COMMITMENTS
Minimum payments	$ 270.0
2024 to 2027
COMMITMENTS
Minimum payments	424.2
2028 and thereafter
COMMITMENTS
Minimum payments	$ 94.9